Deferred revenue (Schedule of detailed information about deferred revenue) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of deferred revenue [abstract]
Current	$ 86,933	$ 86,256
Non-current	476,823	479,822
Deferred revenue	$ 563,756	$ 566,078	$ 601,930